Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value at beginning of period	$ (600)	$ (10,000)
Realized and unrealized gains included in earnings	262	347
Settlements	38	53
Fair value at end of period	$ (300)	$ (9,600)